Debt	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Debt

Note 8 – Debt

Convertible notes

On July 7, 2025, the Company issued senior secured convertible notes with an aggregate principal amount of $7.65 million (the “Notes”). The Notes bear interest at 8% per annum, payable quarterly in cash, and mature on July 8, 2027, subject to acceleration upon certain events of default. The Notes were issued at an original issue discount and are secured by substantially all of the Company’s U.S. assets, as well as certain equity interests in its subsidiaries, pursuant to a Security and Pledge Agreement.

The primary conversion feature within the Notes provides the holders the right to convert the principal amount into the Company’s common stock at a fixed conversion price of $0.6274 per share, subject to customary anti-dilution adjustments.

The Company evaluated this conversion feature under ASC 815-40 and concluded that it meets the criteria for equity classification. Accordingly, the conversion feature was not bifurcated from the host debt instrument and no derivative liability was recognized. In addition, because the Notes were not issued at a substantial premium, no beneficial conversion feature was recorded under ASC 470-20.

Certain other provisions contained within the Notes allow the holder, upon the occurrence of defined triggering events, to convert the debt into common stock at 120 - 125% of the outstanding debt value through maturity. These contingent conversion features do not meet the criteria for equity classification and were therefore bifurcated and accounted for as derivative liabilities under ASC 815.

The table below summarizes the components used to determine the initial carrying amount of the Notes as of July 7, 2025 (in thousands):

Amount
Principal amount	$7,650
Less: original issue discount	(2,118)
Less: issuance costs	(139)
Add: fair value of derivative liabilities	298
Initial carrying amount of Notes at July 7, 2025	$5,691

The carrying amount of the Notes as of September 30, 2025 is summarized below (in thousands):

Amount
Initial carrying amount	$5,691
Less: cash payments on convertible debt	(1,526)
Add: amortization of debt discount and issuance costs	287
Add: change in fair value of derivative liabilities	—
Carrying amount of Notes at September 30, 2025	$4,452

In connection with issuing the Notes, the Company executed a Securities Purchase Agreement that also included 21,338,062 warrants to purchase common stock and a registration rights agreement covering the underlying shares (see Note 11 – Warrants and other equity related instruments). A portion of the proceeds was allocated to the warrants based on their relative fair value.

After deducting the original issue discount, issuance costs, fair value of warrants, and the fair value of derivative liabilities, the Company received net proceeds of approximately $6.1 million, which have been used for general corporate purposes and working capital.

Subsequent to September 30, 2025, the Company entered into a settlement agreement with the Note holders under which the Notes, together with all accrued interest and associated derivative liabilities, were fully settled and extinguished. The Company will recognize any resulting gain or loss on extinguishment in the period of settlement (see Note 20 – Subsequent events).

Short-term borrowings

	As of September 30,
	2025	2024
Revolving line of credit	$—	$3,555
Bank indebtedness	—	160
Total	$—	$3,715

Revolving line of credit

Separately, in September 2023, the Company entered into a revolving line of credit agreement with Canadian Western Bank (“CWB”) that permits borrowings up to $3.7 million at a variable interest rate equal to the bank’s prime rate plus 1.5% per annum. The interest rate was 7.95% at September 30,2024. Interest is payable monthly, and the Company may repay and reborrow amounts at its discretion, subject to the terms of the facility. As of September 30, 2024, $3.5 million was outstanding under the CWB line of credit. Accrued interest was not material as of September 30, 2024. The facility is unsecured and contains no financial covenants.

This revolving line of credit relates to the discontinued SRx Health Solutions segment and is presented within discontinued operations.

Revolving Loan – Better Choice

On September 20, 2024, the Company entered into a revolving credit facility (the “Promissory Note”) with Better Choice Company Inc. (“BTTR”), under which the Company could borrow, repay, and reborrow up to $750,000 at an interest rate of 12% per annum. On December 31, 2024, the Promissory Note was amended to permit additional borrowing of $720,000 at a revised interest rate of 11% per annum.

In January 2025, the Promissory Note was further amended to include a provision whereby the outstanding balance would be converted into common shares of the Company upon the closing of a business combination between the Company and BTTR. The Promissory Note was personally guaranteed by Adesh Vora, former CEO of the Company. The agreement contained no financial or non-financial covenants.

On April 24, 2025, in connection with the reverse merger between the Company and BTTR, the full outstanding balance of the Promissory Note, including accrued interest, was converted into common shares of the Company in accordance with the amended terms. As a result, the Promissory Note has been settled in full and derecognized from the financial statements as of September 30, 2025.

No gain or loss was recognized upon conversion. All prior-period balances related to this facility have been extinguished, and no amounts are outstanding under this facility as of September 30, 2025.

Term Facilities

Prior to September 18, 2023, the Company entered into senior secured term facilities with CWB Financial Limited (“CWB”) for a select number of its pharmacy locations. Under the terms of the facility with CWB the Company must maintain a minimum Debt Service Coverage ratio of at least 1.30x. The Debt Service Coverage ratio is based on the combined results for 1093507 B.C. Ltd., Alberta Specialty Rx Inc., ConnectRX Inc., Trillium Pharmaceuticals, Nepean Medical Pharmacy Inc., and two other associated corporations of the Company. On September 18, 2023, the Company refinanced its existing senior secured term debt with CWB under SRx Health Solutions Inc. Under the terms of the facility with CWB the Company must maintain a Senior Funded Debt to Adjusted EBITDA of less than 4.0x and a Fixed Charge Coverage Ratio of greater than 1.0x. As at September 30, 2024, the Company was not in compliance with the covenants and as a result the entire CWB loan was classified as a current liability. The terms of these facilities have been summarized below.

	September 30, 2025			September 30, 2024
	Amount	Rate	Maturity date	Amount	Rate	Maturity date
CWB Financial Limited	$—	—	N/A	$28,736	8.78%	September 2027
CWB Financial Limited	—	—	N/A	1,487	9.21%	October 2027
CWB Financial Limited	—	—	N/A	380	8.67%	November 2027
Total	$—			$30,603

Other borrowings

	September 30, 2025			September 30, 2024
	Amount	Rate	Maturity date	Amount	Rate	Maturity date
CEBA loans	$—	—	N/A	$696	15.00%	December 2026
Macdonald DND Site Development LP	—	—	N/A	719	3.00%	September 2024
Meridian OneCap	—	—	N/A	31	6.00%	November 2027
Arbinder Sohi	—	—	N/A	222	12.00%	On demand
Total other borrowings	$—			$1,668
Long-term portion of other borrowings	—			696

The Company applied to CEBA (Canadian Emergency Business Account) program which is a government assistance program in the form of interest-free loans provided to small businesses during a period of revenue reduction due to COVID-19. The Company did not repay the loans by the original maturity date of January 19, 2024, and the loans now have a maturity date of December 31, 2026 and bear an interest rate at 5% per annum.

This CEBA loan relates to the discontinued SRx Health Solutions segment and is presented within discontinued operations.

The following outlines the current and long-term portion of the term facilities during the year:

	As of September 30,
	2025	2024
Current portion of long-term borrowings	$—	$31,575
Long-term portion	—	696
Total	$—	$32,271